Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Grants of Options

The Compensation Committee did not award stock options to the Company’s officers in 2024. In determining not to make such grant, the Compensation Committee considered the various factors noted above with respect to option grants generally.

The Committee does not have a policy or practice on when to grant option awards. The Committee does not have a policy or practice of taking into account material nonpublic information when determining the timing and terms of option awards, however if a public announcement of material information is anticipated, the grant date of such options may be deferred at the discretion of the Committee, until after the release of such information. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee does not have a policy or practice on when to grant option awards. The Committee does not have a policy or practice of taking into account material nonpublic information when determining the timing and terms of option awards, however if a public announcement of material information is anticipated, the grant date of such options may be deferred at the discretion of the Committee, until after the release of such information.
MNPI Disclosure Timed for Compensation Value	false